Share-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2006	Sep. 30, 2006	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Share-Based Compensation Costs [Abstract]
Share-based compensation cost			$ 95	$ 462	$ 1,715
Share-based compensation cost, unrecognized, related to non-vested rewards			$ 23
Share-based compensation cost, unrecognized, related to non-vested rewards, weighted average period of recognition in years			0.3
Restricted Share Grants [Abstract]
Restricted share grants granted in the period	268,680	792,500				100,000	266,795	198,846
Restricted share grants granted in the period, granted and forfeited							42,535	105,453
Unvested RSGs			25,424	84,181	299,560	570,696
Unvested RSGs, weighted average grant date fair value			$ 6.04	$ 3.67	$ 8.89	$ 10.01
Aggregate intrinsic value, unvested RSGs			$ 2
Aggregate fair value, vested RSGs			$ 4
Number of RSGs
Unvested, beginning balance			84,181	299,560	570,696
Vested			(58,757)	(215,379)	(264,403)
Forfeited			0	0	(6,733)
Unvested, ending balance			25,424	84,181	299,560	570,696
Weighted-Average Grant Date Fair Value
Unvested, beginning balance			$ 3.67	$ 8.89	$ 10.01
Vested			$ 2.65	$ 10.93	$ 11.29
Forfeited			$ 0	$ 0	$ 9.75
Unvested, ending balance			$ 6.04	$ 3.67	$ 8.89	$ 10.01
Valuation of Equity Securities Issued as Compensation [Abstract]
Common stock fair value at IPO			$ 15.01